Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Key Accounting Estimates and Judgements

Principal accounting policies	Key accounting estimates and judgements	Note	Estimation risk
US net sales and rebates	Estimate of US sales deductions and provisions for sales rebates	2.1	High
Income taxes and deferred income taxes	Judgement and estimate regarding deferred income tax assets and provision for uncertain tax positions	2.6	Medium
Intangible assets	Estimate regarding impairment of assets and judgement of whether a transaction is an asset acquisition or a business combination	3.1	Low
Inventories	Estimate of indirect production costs capitalised and inventory write-down	3.3	Low
Provisions and contingent liabilities	Estimate of ongoing legal disputes, litigation and investigations	3.6	Medium